CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Due from related parties	$ 257	$ 154
Due to Related Parties, Current	$ 474	$ 764
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	92,430,992	91,963,532
Common stock, shares outstanding (in shares)	92,430,992	91,963,532